Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Joint Ventures
Teekay LNG’s share of commitments to fund newbuilding and other construction contract costs of its non-consolidated joint ventures as at December 31, 2017 are as follows:

	Total $	2018 $	2019 $	2020 $
Yamal LNG Joint Venture (i)	781,300	350,100	232,000	199,200
Pan Union Joint Venture (ii)	116,629	87,102	29,527	—
Bahrain LNG Joint Venture (iii)	133,936	80,733	53,203	—
Exmar LPG Joint Venture (iv)	54,570	54,570	—	—
	1,086,435	572,505	314,730	199,200

(i)
Teekay LNG, through the Yamal LNG Joint Venture, has a 50% ownership interest in six 172,000-cubic meter ARC7 LNG carrier newbuildings that have an estimated total fully built-up cost of approximately $2.1 billion. As at December 31, 2017, Teekay LNG’s proportionate costs incurred under these newbuilding contracts totaled $240.1 million. The Yamal LNG Joint Venture had secured debt financing of $816.0 million for the six LNG carrier newbuildings, of which $751.5 million was undrawn at December 31, 2017, related to Teekay LNG's proportionate share of the commitments included in the table above.

(ii)
Through the Pan Union Joint Venture, Teekay LNG has an ownership interest ranging from 20% to 30% in three LNG carrier newbuildings scheduled for delivery in 2018 and 2019. The Pan Union Joint Venture had secured financing of $87.0 million related to Teekay LNG's proportionate share of the commitments included in the table above and Teekay LNG is scheduled to receive $3.5 million of reimbursement directly from Shell.

(iii)
Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture for the development of an LNG receiving and regasification terminal in Bahrain. The project will include a FSU, which will be modified from one of the Teekay LNG’s existing MEGI LNG carrier newbuildings, an offshore gas receiving facility, and an onshore nitrogen production facility. The terminal will have a capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing early-2019. The receiving and regasification terminal is expected to have a fully-built up cost of approximately $960.0 million. The Bahrain LNG Joint Venture has secured debt financing for approximately 75% of the estimated fully built-up cost of the LNG receiving and regasification terminal in Bahrain.

(iv)
Teekay LNG has a 50% ownership interest in the Exmar LPG Joint Venture which has three LPG newbuilding vessels scheduled for delivery in 2018 and has secured $56.0 million of financing for two of the three LPG carrier newbuildings related to the commitments included in the table above.